INTANGIBLE ASSETS - Goodwill by cash generating units (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Goodwill	$ 5,494,180	$ 5,494,180
Supervielle Seguros S.A. [member]
Goodwill
Goodwill	14,620	14,620
Cordial Compania Financiera S.A.
Goodwill
Goodwill	368,254	368,254
Banco Regional de Cuyo S.A. [member]
Goodwill
Goodwill	76,654	76,654
Invertir Online.Com Argentina S.A.U. [member]
Goodwill
Goodwill	2,786,446	2,786,446
Micro Lending S.A.U. [member]
Goodwill
Goodwill	2,193,965	2,193,965
Others [member]
Goodwill
Goodwill	$ 54,241	$ 54,241